Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments by level in hierarchy	The following table summarizes the fair value of these marketable securities by level within the fair value hierarchy:

	December 31, 2019			December 31, 2018
	Level 1	Level 2	Total	Level 1	Level 2	Total

U.S. Treasury notes and bonds	$—	$—	$—	$5,034,955	$—	$5,034,955
SBA loan pools - variable rate	—	—	—	—	2,504,551	2,504,551
Short-term cash investments	—	—	—	—	751,173	751,173
Commercial Paper	—	2,119,607	2,119,607	—	—	—
Total fair value of marketable securities	$—	$2,119,607	$2,119,607	$5,034,955	$3,255,724	$8,290,679